Fair Value Measurements - Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs (Details)	Jun. 30, 2025	Jun. 30, 2024
Exercise Price [Member] | Minimum [Member]
Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs [Line Items]
Measurement input	14.35	14.35
Exercise Price [Member] | Maximum [Member]
Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs [Line Items]
Measurement input	31.08	31.08
Share price [Member]
Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs [Line Items]
Measurement input	8.44	12.02
Volatility [Member]
Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs [Line Items]
Measurement input	44.57
Volatility [Member] | Minimum [Member]
Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs [Line Items]
Measurement input		44.09
Volatility [Member] | Maximum [Member]
Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs [Line Items]
Measurement input		44.57
Term (years) [Member] | Minimum [Member]
Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs [Line Items]
Measurement input	3.17	4.17
Term (years) [Member] | Maximum [Member]
Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs [Line Items]
Measurement input	4.33	5.33
Risk-free interest rate [Member] | Minimum [Member]
Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs [Line Items]
Measurement input	3.68	4.44
Risk-free interest rate [Member] | Maximum [Member]
Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs [Line Items]
Measurement input	3.69	4.48
Dividend yield [Member]
Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs [Line Items]
Measurement input	0	0